Other Comprehensive Income (Loss) Components of Other Comprehensive Income (Loss) Including Reclassification Adjustments by Income Statement (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), before Tax [Roll Forward]
AOCI before Tax, Attributable to Parent, beginning balance		$ 1,439.5	$ 1,234.5	$ 1,574.0
Unrealized Holding Gain (Loss) on Securities Arising During the Period, before tax		636.9	320.5	(198.7)
Net Non-credit Related OTTI Losses, Adjusted for Valuation Changes, before tax		0.0	(0.1)	0.0
Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax		(8.0)	0.0	(12.9)
Foreign Currently Translation Adjustment, before tax		0.4	0.6	(1.8)
Portion Attributable to Noncontrolling Interest, before tax		(3.5)	5.1	1.6
Total other comprehensive income (loss) before reclassifications, before tax		625.8	326.1	(211.8)
Total reclassification adjustment for amounts realized in net income, before tax		87.5	121.1	127.7
Total other comprehensive income, before tax		538.3	205.0	(339.5)
AOCI before Tax, Attributable to Parent, ending balance	$ 1,234.5	1,977.8	1,439.5	1,234.5
Accumulated Other Comprehensive Income (Loss), Tax [Roll Forward]
AOCI Tax, Attributable to Parent, beginning balance		(506.1)	(434.1)	(550.9)
Unrealized Holding Gain (Loss) on Securities Arising During the Period, tax		(224.0)	(112.6)	67.5
Net Non-credit Related OTTI Losses, Adjusted for Valuation Changes, tax		0.0	0.1	0.0
Unrealized Gain (Loss) on Derivatives Arising During Period, Tax		2.8	0.0	4.5
Foreign currency translation adjustment, tax		(0.1)	(0.2)	0.6
Portion Attributable to Noncontrolling Interest, tax		1.2	(1.9)	(0.5)
Total Other Comprehensive Income (Loss), before Reclassification Adjustments, Tax		(220.1)	(114.6)	72.1
Total reclassification adjustment for amounts realized in net income, Total tax (provisions) benefit		(30.6)	(42.6)	(44.7)
Total other comprehensive income, Total tax (provision) benefit		(189.5)	(72.0)	116.8
AOCI Tax, Attributable to Parent, ending balance	(434.1)	(695.6)	(506.1)	(434.1)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income, beginning balance		933.4	800.4	1,023.1
Unrealized Holding Gain (Loss) on Securities Arising During Period, after tax		412.9	207.9	(131.2)
Net Non-credit Related OTTI Losses, Adjusted for Valuation Changes, after tax		0.0	0.0	0.0
Unrealized Gain (Loss) on Derivatives Arising During Period, after tax		(5.2)	0.0	(8.4)
Foreign currency translation adjustment, after tax		0.3	0.4	(1.2)
Other comprehensive (income) loss attributable to NCI	1.1	(2.3)	3.2	1.1
Total other comprehensive income (loss), before reclassifications, after tax		405.7	211.5	(139.7)
Total reclassification adjustment for amounts realized in net income, Net of tax		56.9	78.5	83.0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		348.8	133.0	(222.7)
After tax total accumulated other comprehensive income, ending balance	800.4	1,282.2	933.4	800.4
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, before Tax		(14.9)	(27.1)	(23.8)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Tax		5.3	9.5	8.4
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Net of Tax		(9.6)	(17.6)	(15.4)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax		103.3	146.3	149.7
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax		(36.2)	(51.4)	(52.5)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax		67.1	94.9	97.2
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, before Tax		(1.2)	0.0	0.0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Tax		0.4	0.0	0.0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax		(0.8)	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax		0.3	1.9	1.8
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax		(0.1)	(0.7)	(0.6)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax		0.2	1.2	1.2
Net unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income, beginning balance		939.6	809.0	1,021.9
Unrealized Holding Gain (Loss) on Securities Arising During Period, after tax		412.9	207.9	(131.2)
Net Non-credit Related OTTI Losses, Adjusted for Valuation Changes, after tax		0.0	0.0	0.0
Unrealized Gain (Loss) on Derivatives Arising During Period, after tax		0.0	0.0	0.0
Foreign currency translation adjustment, after tax		0.0	0.0	0.0
Other comprehensive (income) loss attributable to NCI		0.0	0.0	0.0
Total other comprehensive income (loss), before reclassifications, after tax		412.9	207.9	(131.2)
Total reclassification adjustment for amounts realized in net income, Net of tax		57.5	77.3	81.7
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		355.4	130.6	(212.9)
After tax total accumulated other comprehensive income, ending balance	809.0	1,295.0	939.6	809.0
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Net of Tax		(9.6)	(17.6)	(15.4)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax		67.1	94.9	97.1
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax		0.0	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax		0.0	0.0	0.0
Net unrealized gains on forecasted transactions
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income, beginning balance		(9.4)	(8.2)	1.5
Unrealized Holding Gain (Loss) on Securities Arising During Period, after tax		0.0	0.0	0.0
Net Non-credit Related OTTI Losses, Adjusted for Valuation Changes, after tax		0.0	0.0	0.0
Unrealized Gain (Loss) on Derivatives Arising During Period, after tax		(5.2)	0.0	(8.4)
Foreign currency translation adjustment, after tax		0.0	0.0	0.0
Other comprehensive (income) loss attributable to NCI		0.0	0.0	0.0
Total other comprehensive income (loss), before reclassifications, after tax		(5.2)	0.0	(8.4)
Total reclassification adjustment for amounts realized in net income, Net of tax		0.2	1.2	1.3
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		(5.4)	(1.2)	(9.7)
After tax total accumulated other comprehensive income, ending balance	(8.2)	(14.8)	(9.4)	(8.2)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Net of Tax		0.0	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax		0.0	0.0	0.1
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax		0.0	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax		0.2	1.2	1.2
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income, beginning balance		(1.1)	(1.5)	(0.3)
Unrealized Holding Gain (Loss) on Securities Arising During Period, after tax		0.0	0.0	0.0
Net Non-credit Related OTTI Losses, Adjusted for Valuation Changes, after tax		0.0	0.0	0.0
Unrealized Gain (Loss) on Derivatives Arising During Period, after tax		0.0	0.0	0.0
Foreign currency translation adjustment, after tax		0.3	0.4	(1.2)
Other comprehensive (income) loss attributable to NCI		0.0	0.0	0.0
Total other comprehensive income (loss), before reclassifications, after tax		0.3	0.4	(1.2)
Total reclassification adjustment for amounts realized in net income, Net of tax		(0.8)	0.0	0.0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		1.1	0.4	(1.2)
After tax total accumulated other comprehensive income, ending balance	(1.5)	0.0	(1.1)	(1.5)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Net of Tax		0.0	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax		0.0	0.0	0.0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax		(0.8)	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax		0.0	0.0	0.0
Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income, beginning balance		4.3	1.1	0.0
Unrealized Holding Gain (Loss) on Securities Arising During Period, after tax		0.0	0.0	0.0
Net Non-credit Related OTTI Losses, Adjusted for Valuation Changes, after tax		0.0	0.0	0.0
Unrealized Gain (Loss) on Derivatives Arising During Period, after tax		0.0	0.0	0.0
Foreign currency translation adjustment, after tax		0.0	0.0	0.0
Other comprehensive (income) loss attributable to NCI		(2.3)	3.2	1.1
Total other comprehensive income (loss), before reclassifications, after tax		(2.3)	3.2	1.1
Total reclassification adjustment for amounts realized in net income, Net of tax		0.0	0.0	0.0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		(2.3)	3.2	1.1
After tax total accumulated other comprehensive income, ending balance	$ 1.1	2.0	4.3	1.1
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Net of Tax		0.0	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax		0.0	0.0	0.0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax		0.0	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax		$ 0.0	$ 0.0	$ 0.0